Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in the period (shares)	195,332
Exercise of share-based awards (shares)	0
Options exercised in period (in usd per share)	$ 0.00
Options vested in period (shares)	86,736	56,208
Aggregate fair value of options vested in period	$ 0.3	$ 0.3
Unrecognized compensation cost related to stock options	$ 0.2
Options outstanding, weighted average remaining contractual term (years)	8 years 29 days
Options exercisable, weighted average remaining contractual term (years)	6 years 11 months 27 days
Selling, general and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.6	$ 0.4
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 10 months 6 days	4 years 10 months 24 days
Weighted average period for recognition of compensation cost	1 year 10 months 28 days
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Plan (shares)	333,333
Options granted in the period (shares)	187,832	90,000
Remaining shares available for grant under the Plan	36,013
Contractual life of stock options and other awards under share-based compensation plans	10 years
Exercise of share-based awards (shares)	0	(3,333)
Options exercised in period (in usd per share)	$ 6.75
2008 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted (shares)	0	0
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Plan (shares)	633,333
Options granted in the period (shares)	7,500	46,667
Remaining shares available for grant under the Plan	239,028
Contractual life of stock options and other awards under share-based compensation plans	10 years
Exercise of share-based awards (shares)	0	0
2011 Plan [Member] | Non-employee Members Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted (shares)	166,665	40,000